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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2008



Check here if Amendment [ ]; Amendment Number:_____________________



This Amendment (Check only one):

[ ] is a restatement.

[ ] adds new holdings entries.



Institutional Investment Manager Filing this report:

Name: John Hancock Life Insurance Company

Address: P.O. Box 111, John Hancock Place

Boston, MA 02217



13F File Number: 28-03983



The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:






Name:       Tina M. Marks

Title:      Reconciliation Manager

Phone:      617-572-1662



Signature, Place, and Date of Signing:

/s/Tina M. Marks    200 Berkeley St. Boston,MA 02117           August 5, 2008

-----------------------------------------------------------------------------

Signature           Place                                      Date




Report Type (Check only One):

[ ] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[x] 13F COMBINATION REPORT



List of other managers reporting for this manager:






Form 13F File Number     Name

28-03222                 John Hancock Advisors, Inc.

28-03673                 Sovereign Asset Management Corporation




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                              FORM 13F SUMMARY PAGE



Report Summary:



Number of other included managers:      1



Form 13F information table entry total: 14



Form 13F information table value total: 46,523,612



List of other included managers:



No. Form 13F File Number Name

1 028-11519              Manulife Financial Corporation